Cromwell Long Short Fund
Schedules of Securities Sold Short
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - (16.4)%
Automobiles - (0.2)%
Stellantis NV ......................................................................... (20,738) $ (147,032)
Beverages - (0.3)%
Keurig Dr Pepper, Inc. ................................................................. (7,959) (209,560)
Biotechnology - (0.9)%
Biohaven Ltd.
(a)
........................................................................ (13,405) (113,406)
Sarepta Therapeutics, Inc.
(a)
............................................................. (9,506) (206,851)
Twist Bioscience Corp.
(a)
................................................................ (4,651) (221,016)
Vaxcyte, Inc.
(a)
......................................................................... (3,921) (227,849)
(769,122)
Building Products - (0.4)%
AAON, Inc. ............................................................................ (2,148) (177,747)
Trex Co., Inc.
(a)
........................................................................ (5,345) (194,665)
(372,412)
Capital Markets - (1.2)%
Blue Owl Capital, Inc. .................................................................. (15,337) (140,027)
Coinbase Global, Inc. - Class A
(a)
........................................................ (541) (94,464)
Galaxy Digital, Inc. - Class A
(a)
........................................................... (10,353) (191,013)
Hamilton Lane, Inc. - Class A ............................................................ (2,231) (221,761)
MarketAxess Holdings, Inc. ............................................................. (1,156) (190,717)
Robinhood Markets, Inc. - Class A
(a)
...................................................... (2,954) (204,712)
(1,042,694)
Chemicals - (1.3)%
Air Products and Chemicals, Inc. ......................................................... (762) (221,353)
Dow, Inc. ............................................................................. (5,805) (241,778)
FMC Corp. ............................................................................ (13,411) (230,938)
International Flavors & Fragrances, Inc. .................................................. (2,707) (196,393)
Westlake Corp. ........................................................................ (1,911) (223,243)
(1,113,705)
Commercial Services & Supplies - (0.2)%
Waste Connections, Inc. ............................................................... (1,256) (204,025)
Consumer Finance - (0.5)%
Capital One Financial Corp. ............................................................. (1,203) (219,463)
SoFi Technologies, Inc.
(a)
............................................................... (12,574) (199,675)
(419,138)
Containers & Packaging - (0.2)%
Smurfit Westrock PLC ................................................................. (4,877) (194,348)
Electronic Equipment, Instruments & Components - (0.7)%
Badger Meter, Inc. ..................................................................... (1,177) (179,316)
CDW Corp. ........................................................................... (1,115) (134,937)
Insight Enterprises, Inc.
(a)
............................................................... (1,361) (91,201)

Cromwell Long Short Fund
Schedules of Securities Sold Short
(Continued)
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - (0.7)% (continued)
Zebra Technologies Corp. - Class A
(a)
..................................................... (880) $ (183,990)
(589,444)
Entertainment - (0.5)%
Live Nation Entertainment, Inc.
(a)
......................................................... (1,405) (214,277)
Warner Music Group Corp. - Class A ..................................................... (6,549) (167,261)
(381,538)
Financial Services - (0.2)%
Equitable Holdings, Inc. ................................................................ (4,822) (178,944)
Food Products - (0.5)%
Flowers Foods, Inc. .................................................................... (13,463) (109,723)
Freshpet, Inc.
(a)
........................................................................ (2,681) (158,072)
General Mills, Inc. ...................................................................... (4,919) (183,085)
(450,880)
Ground Transportation - (0.5)%
Avis Budget Group, Inc.
(a)
............................................................... (1,494) (217,900)
Knight-Swift Transportation Holdings, Inc. ................................................. (4,126) (237,575)
(455,475)
Health Care Equipment & Supplies - (0.5)%
Teleflex, Inc. .......................................................................... (1,810) (216,494)
Zimmer Biomet Holdings, Inc. ........................................................... (1,902) (171,979)
(388,473)
Health Care Providers & Services - (0.2)%
Molina Healthcare, Inc.
(a)
............................................................... (1,511) (201,416)
Hotels, Restaurants & Leisure - (1.2)%
Cava Group, Inc.
(a)
..................................................................... (2,658) (215,032)
DoorDash, Inc. - Class A
(a)
.............................................................. (985) (147,898)
DraftKings, Inc. - Class A
(a)
.............................................................. (6,572) (142,086)
MakeMyTrip Ltd.
(a)
..................................................................... (2,985) (111,311)
Norwegian Cruise Line Holdings Ltd.
(a)
.................................................... (10,083) (188,552)
Starbucks Corp. ....................................................................... (2,320) (207,849)
(1,012,728)
Household Durables - (0.2)%
Lennar Corp. - Class A ................................................................ (1,860) (161,522)
Insurance - (0.8)%
F&G Annuities & Life, Inc. ............................................................... (1) (14)
Fidelity National Financial, Inc. .......................................................... (4,009) (185,937)
Kemper Corp. ......................................................................... (4,189) (128,016)
Kinsale Capital Group, Inc. .............................................................. (597) (203,971)
Ryan Specialty Holdings, Inc. ............................................................ (3,351) (113,063)
(631,001)

Cromwell Long Short Fund
Schedules of Securities Sold Short
(Continued)
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Interactive Media & Services - (0.1)%
Snap, Inc. - Class A
(a)
.................................................................. (22,574) $ (103,840)
IT Services - (0.3)%
Kyndryl Holdings, Inc.
(a)
................................................................ (18,055) (236,882)
Life Sciences Tools & Services - (0.2)%
Avantor, Inc.
(a)
........................................................................ (19,949) (156,400)
Machinery - (0.3)%
CNH Industrial NV .................................................................... (20,037) (220,407)
Media - (0.3)%
Liberty Broadband Corp. - Class C
(a)
..................................................... (4,080) (205,224)
Oil, Gas & Consumable Fuels - (0.2)%
Texas Pacific Land Corp. .............................................................. (428) (203,112)
Passenger Airlines - (0.1)%
Joby Aviation, Inc.
(a)
................................................................... (11,102) (91,703)
Personal Care Products - (0.4)%
BellRing Brands, Inc.
(a)
................................................................. (6,805) (109,493)
Coty, Inc. - Class A
(a)
................................................................... (89,335) (179,563)
(289,056)
Pharmaceuticals - (0.2)%
Ocular Therapeutix, Inc.
(a)
.............................................................. (23,067) (195,378)
Professional Services - (1.3)%
CBIZ, Inc.
(a)
........................................................................... (3,418) (91,773)
Equifax, Inc. ........................................................................... (802) (144,416)
FTI Consulting, Inc.
(a)
................................................................... (1,346) (237,933)
Insperity, Inc. .......................................................................... (5,285) (142,906)
ManpowerGroup, Inc. .................................................................. (7,641) (225,104)
Parsons Corp.
(a)
....................................................................... (4,244) (229,898)
(1,072,030)
Real Estate Management & Development - (0.1)%
Zillow Group, Inc. - Class C
(a)
........................................................... (2,638) (109,160)
Semiconductors & Semiconductor Equipment - (0.5)%
ARM Holdings PLC - ADR
(a)
............................................................. (1,362) (206,043)
First Solar, Inc.
(a)
....................................................................... (1,103) (217,578)
(423,621)

Cromwell Long Short Fund
Schedules of Securities Sold Short
(Continued)
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Software - (0.9)%
Aurora Innovation, Inc.
(a)
................................................................ (48,691) $ (200,607)
Cellebrite DI Ltd.
(a)
..................................................................... (13,357) (184,060)
Procore Technologies, Inc.
(a)
............................................................. (2,964) (168,948)
Samsara, Inc. - Class A
(a)
............................................................... (6,631) (210,136)
(763,751)
Specialty Retail - (0.2)%
Dick's Sporting Goods, Inc. ............................................................ (1,020) (202,256)
Technology Hardware, Storage & Peripherals - (0.2)%
Super Micro Computer, Inc.
(a)
........................................................... (6,893) (156,954)
Textiles, Apparel & Luxury Goods - (0.4)%
NIKE, Inc. - Class B .................................................................... (3,548) (187,405)
On Holding AG - Class A
(a)
.............................................................. (4,869) (165,644)
(353,049)
Trading Companies & Distributors - (0.2)%
Watsco, Inc. .......................................................................... (495) (180,076)
TOTAL COMMON STOCKS (Proceeds $16,421,670) ....................................................... (13,886,356)
REAL ESTATE INVESTMENT TRUSTS - (0.6)%
Apartments - (0.2)%
Invitation Homes, Inc. ................................................................. (6,191) (153,846)
Warehouse/Industrial - (0.4)%
Americold Realty Trust, Inc. ............................................................. (18,136) (207,839)
Lineage, Inc. .......................................................................... (4,787) (156,822)
(364,661)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $747,869) ........................................ (518,507)
TOTAL SECURITIES SOLD SHORT - (17.0)% (Proceeds $17,169,539) ...................................... $ (14,404,863)
Percentages are stated as a percent of net assets.
ADR : American Depositary Receipt
NV : Naamloze Vennootschap
PLC : Public Limited Company
(a)
Non-income producing security.

Cromwell Long Short Fund
Schedules of Investments
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - 98 .5%
Aerospace & Defense - 0 .7%
L3Harris Technologies, Inc. ............................................................ 1,822 $ 628,863
Automobiles - 0 .4%
Tesla, Inc.
(a)
.......................................................................... 985 366,174
Banks - 4 .2%
East West Bancorp, Inc. ................................................................ 4,298 458,854
JPMorgan Chase & Co. ................................................................. 8,964 2,636,850
M&T Bank Corp. ....................................................................... 2,166 447,756
3,543,460
Beverages - 0 .3%
Monster Beverage Corp.
(a)
............................................................. 2,896 209,844
Biotechnology - 3 .3%
AbbVie, Inc. ........................................................................... 5,361 1,165,964
Alnylam Pharmaceuticals, Inc.
(a)
......................................................... 1,613 533,693
Gilead Sciences, Inc. ................................................................... 7,830 1,091,267
2,790,924
Broadline Retail - 3 .7%
Amazon.com, Inc.
(a)
................................................................... 14,967 3,117,177
Building Products - 0 .7%
Carlisle Cos., Inc. ...................................................................... 1,009 336,623
Trane Technologies PLC ................................................................ 507 211,287
547,910
Capital Markets - 2 .5%
Ameriprise Financial, Inc.
(b)
.............................................................. 1,376 611,495
Moody's Corp. ......................................................................... 1,108 483,365
Morgan Stanley ........................................................................ 6,283 1,033,993
2,128,853
Chemicals - 0 .6%
Ecolab, Inc.
(b)
......................................................................... 2,029 539,755
Communications Equipment - 0 .4%
Arista Networks, Inc.
(a)
................................................................. 2,749 337,522
Construction & Engineering - 1 .1%
EMCOR Group, Inc. ................................................................... 1,310 967,186
Consumer Staples Distribution & Retail - 0 .8%
Costco Wholesale Corp.
(b)
.............................................................. 676 673,587

Cromwell Long Short Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Containers & Packaging - 0 .7%
Crown Holdings, Inc. .................................................................. 6,062 $ 607,715
Diversified Telecommunication Services - 1 .8%
AT&T, Inc. ............................................................................ 21,643 627,431
Verizon Communications, Inc. ........................................................... 18,226 914,945
1,542,376
Electric Utilities - 2 .5%
Entergy Corp. ......................................................................... 6,837 768,205
NRG Energy, Inc.
(b)
..................................................................... 9,175 1,340,835
2,109,040
Electrical Equipment - 3 .0%
AMETEK, Inc. ......................................................................... 5,929 1,270,941
GE Vernova, Inc. ...................................................................... 706 616,267
Vertiv Holdings Co. - Class A ............................................................ 2,610 654,014
2,541,222
Electronic Equipment, Instruments & Components - 1 .1%
Amphenol Corp. - Class A .............................................................. 7,220 912,247
Financial Services - 4 .1%
Mastercard, Inc. - Class A
(b)
............................................................. 3,369 1,683,354
Visa, Inc. - Class A
(b)
................................................................... 5,891 1,780,496
3,463,850
Food Products - 0 .5%
Archer-Daniels-Midland Co. ............................................................ 5,763 418,912
Ground Transportation - 1 .3%
Union Pacific Corp. ................................................................... 4,515 1,095,429
Health Care Equipment & Supplies - 1 .0%
IDEXX Laboratories, Inc.
(a)
............................................................. 1,504 845,083
Health Care Providers & Services - 0 .5%
The Cigna Group ..................................................................... 1,549 413,196
Hotels, Restaurants & Leisure - 2 .7%
Booking Holdings, Inc. .................................................................. 205 863,115
Hilton Worldwide Holdings, Inc. .......................................................... 3,109 945,385
McDonald's Corp. ...................................................................... 1,473 457,794
2,266,294

Cromwell Long Short Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Household Durables - 1 .1%
DR Horton, Inc. ........................................................................ 3,297 $ 452,414
Toll Brothers, Inc. ...................................................................... 3,776 515,311
967,725
Household Products - 1 .2%
Colgate-Palmolive Co. ................................................................. 11,497 979,889
Insurance - 1 .1%
Arch Capital Group Ltd.
(a)
.............................................................. 10,036 963,356
Interactive Media & Services - 6 .6%
Alphabet, Inc. - Class A ................................................................. 15,671 4,506,353
Meta Platforms, Inc. - Class A ........................................................... 1,100 629,343
Reddit, Inc. - Class A
(a)
................................................................. 3,100 417,415
5,553,111
Life Sciences Tools & Services - 1 .5%
Danaher Corp. ........................................................................ 2,591 491,254
Thermo Fisher Scientific, Inc. ............................................................ 1,591 782,024
1,273,278
Machinery - 3 .6%
Caterpillar, Inc. ........................................................................ 2,223 1,574,907
Parker-Hannifin Corp.
(b)
................................................................. 967 865,697
RBC Bearings, Inc.
(a)
................................................................... 1,159 629,476
3,070,080
Metals & Mining - 1 .0%
Freeport-McMoRan, Inc. ................................................................ 7,170 421,452
MMC Norilsk Nickel PJSC - ADR
(a) (c)
...................................................... 105,916 0
Newmont Corp. ........................................................................ 4,095 443,284
864,736
Oil, Gas & Consumable Fuels - 6 .0%
Chevron Corp. ......................................................................... 6,270 1,297,263
ConocoPhillips ........................................................................ 8,682 1,146,024
Devon Energy Corp. ................................................................... 18,383 925,033
EOG Resources, Inc. ................................................................... 5,788 836,771
Marathon Petroleum Corp. .............................................................. 3,430 837,537
5,042,628
Pharmaceuticals - 3 .9%
Bristol-Myers Squibb Co.
(b)
.............................................................. 10,728 650,653
Eli Lilly & Co. .......................................................................... 715 657,636
Johnson & Johnson
(b)
................................................................... 8,305 2,030,074
3,338,363

Cromwell Long Short Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 1 .0%
CBRE Group, Inc. - Class A
(a)
........................................................... 6,339 $ 858,681
Semiconductors & Semiconductor Equipment - 16 .3%
Analog Devices, Inc. ................................................................... 752 239,241
Applied Materials, Inc.
(b)
................................................................ 3,493 1,193,872
Broadcom, Inc. ........................................................................ 6,550 2,027,291
KLA Corp.
(b)
........................................................................... 525 773,015
Lam Research Corp. ................................................................... 6,387 1,364,646
Micron Technology, Inc. ................................................................. 1,578 533,112
NVIDIA Corp.
(b)
........................................................................ 37,114 6,472,682
NXP Semiconductors NV ............................................................... 2,765 544,318
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR ....................................... 2,053 693,811
13,841,988
Software - 8 .1%
Crowdstrike Holdings, Inc. - Class A
(a)
.................................................... 1,317 514,170
Intuit, Inc. ............................................................................. 2,000 864,760
Microsoft Corp.
(b)
....................................................................... 11,630 4,305,077
Roper Technologies, Inc. ................................................................ 728 257,610
Salesforce, Inc. ........................................................................ 1,859 347,020
ServiceNow, Inc.
(a)
..................................................................... 5,846 611,199
6,899,836
Specialty Retail - 1 .1%
The Home Depot, Inc. .................................................................. 1,814 596,606
TJX Cos., Inc. ......................................................................... 2,010 320,997
917,603
Technology Hardware, Storage & Peripherals - 4 .3%
Apple, Inc.
(b)
.......................................................................... 14,343 3,640,110
Textiles, Apparel & Luxury Goods - 1 .1%
Ralph Lauren Corp. ................................................................... 2,811 966,956
Tobacco - 1 .6%
Philip Morris International, Inc. .......................................................... 8,007 1,323,877
Trading Companies & Distributors - 1 .1%
Applied Industrial Technologies, Inc.
(b)
................................................... 3,646 967,357
TOTAL COMMON STOCKS (Cost $ 68,748,528 ) ........................................................... 83,536,193

Cromwell Long Short Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
EXCHANGE-TRADED FUNDS - 0.0%
(d)
VanEck Russia ETF
(a) (c)
................................................................ 81,903 $ 0
TOTAL EXCHANGE-TRADED FUNDS (Cost $ 1,757,641 ) ................................................... 0
TOTAL INVESTMENTS - 98 .5% (Cost $ 70,506,169 ) ....................................................... $ 83,536,193
Securities Sold Short - ( 17 .0 ) % .......................................................................... (14,404,863)
Other Assets in Excess of Liabilities - 18 .5% .............................................................. 15,671,208
TOTAL NET ASSETS - 100% ...........................................................................
$ 84,802,538
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)
Non-income producing security.
(b)
All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of March 31, 2026 is $20,867,542.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.
(d)
Represents less than 0.05% of net assets.